Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 26,012	$ 7,910	$ 9,300
Premises and equipment, net	2,058	1,988
Other assets	1,060	1,234
Total Assets	271,404	239,596
Liabilities and Stockholders’ Equity
Subordinated debt	7,831
Stockholders’ equity	23,836	22,185	20,790
Total Liabilities and Stockholders’ Equity	271,404	239,596
Parent Company [Member]
Assets
Cash and cash equivalents	1,596	211	$ 206
Investment in Quaint Oak Bank	28,454	20,552
Premises and equipment, net	1,588	1,423
Other assets	29	10
Total Assets	31,667	22,196
Liabilities and Stockholders’ Equity
Subordinated debt	7,831
Other liabilities		11
Stockholders’ equity	23,836	22,185
Total Liabilities and Stockholders’ Equity	$ 31,667	$ 22,196